Borrowings - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of borrowing costs [Abstract]
Opening balance	$ 185	$ 153	$ 153
Lease liabilities recognised	75	54	103
Repayment of lease liabilities	(40)	(30)	(63)
Finance costs paid on lease liabilities	(5)	(5)	(9)
Interest expense on lease liabilities	5	5	9
Change in estimate	(3)	0	0
Translation	(3)	(1)	(8)
Closing balance	$ 214	$ 176	$ 185